Financial Risk Management - Schedule of Company's Revenue (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	$ 4,206,327	RM 17,170,230	RM 18,108,431	RM 17,274,487
Customer A [Member]
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	2,367,198	9,662,904	10,883,671	10,763,769
Customer B [Member]
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	1,313,737	5,362,676	5,180,589	3,274,015
Customer C [Member]
Schedule of Company's Revenue [Abstract]
Exposure to credit risk	$ 525,392	RM 2,144,650	RM 2,044,171	RM 3,236,703